Equity (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	Mar. 26, 2026 USD ($)	Mar. 23, 2026 $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ₪ / shares	Nov. 30, 2025 USD ($) $ / shares	Nov. 30, 2025 ILS (₪) ₪ / shares	Aug. 31, 2025 USD ($) $ / shares	Aug. 31, 2025 ILS (₪) ₪ / shares	May 31, 2025 USD ($) $ / shares	May 31, 2025 ILS (₪) ₪ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 ILS (₪) ₪ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ₪ / shares	Aug. 31, 2024 USD ($) $ / shares	Aug. 31, 2024 ILS (₪) ₪ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 ILS (₪) ₪ / shares	May 31, 2023 USD ($) $ / shares	May 31, 2023 ILS (₪) ₪ / shares
Par value | ₪ / shares				₪ 1										₪ 1
Ordinary shares | shares			568,620
Dividend payables			$ 7,886		$ 7,716	₪ 25,146	$ 7,666	₪ 25,912	$ 6,743	₪ 24,072	$ 14,414	₪ 52,898			$ 9,466	₪ 35,572	$ 9,614	₪ 35,265	$ 9,605	₪ 35,265
Dividend per share | (per share)					$ 0.5	₪ 1.64	$ 0.5	₪ 1.69	$ 0.44	₪ 1.57	$ 0.94	₪ 3.45			$ 0.63	₪ 2.32	$ 0.63	₪ 2.3	$ 0.63	₪ 2.3
Subsequent Events [Member]
Par value | $ / shares		$ 10.00
Dvidend payable cash | $	$ 200,000